Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Deferred tax assets, employee benefits	$ 162.1	$ 144.3
Deferred tax assets, accounts receivable allowances	239.4	137.2
Deferred tax assets, tax credits and loss carryforwards	386.5	356.9
Deferred tax assets, intangible assets and goodwill	184.9	44.8
Deferred tax assets, convertible debt	62.4	51.5
Deferred tax assets, other	97.1	129.3
Total deferred tax assets, gross	1,132.4	864.0
Valuation allowance	(304.5)	(279.5)
Total deferred tax assets	827.9	584.5
Deferred tax liabilities:
Deferred tax liabilities, plant and equipment	156.1	137.0
Deferred tax liabilities, intangible assets	447.5	502.2
Deferred tax liabilities, financial instruments	0	89.1
Deferred tax liabilities, other	30.8	45.1
Total deferred tax liabilities	634.4	773.4
Deferred tax assets (liabilities), net	$ 193.5	$ (188.9)